Statement Of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Operations [Abstract]
Revenues:	$ 1,150,000
Expenses:
General and administrative	1,256,006	$ 1,695,523	5,738,227	7,428,615
Research and development	456,790	2,242,229	5,476,776	13,109,058
Total Expenses	1,712,796	3,937,752	11,215,003	20,537,673
Loss from Operations	(562,796)	(3,937,752)	(11,215,003)	(20,537,673)
Other Income
Interest income	34,418	81,385	313,700	254,344
Other income				368,750
Unrealized (loss) gain on fair value of warrants	(58,392)	1,513,371	2,265,869	5,546,049
Total Other (Loss) Income	(23,974)	1,594,756	2,579,569	6,169,143
Net Loss Before Provision for Income Taxes	(586,770)	(2,342,996)	(8,635,434)	(14,368,530)
Provision for Income Taxes
Net Loss	$ (586,770)	$ (2,342,996)	$ (8,635,434)	$ (14,368,530)
Net loss per share, basic and diluted	$ (0.15)	$ (0.62)	$ (2.18)	$ (5.25)
Weighted average number of shares outstanding, basic and diluted	4,019,141	3,779,953	3,960,163	2,738,506